Condensed Consolidated Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss			$ 6,149,000	$ (812,000)	$ 6,695,000	$ 5,487,000
Adjustments to reconcile net loss to net cash used in operating activities:
Provision For Doubtful Accounts			8,000	47,000	159,000	155,000
Amortization expense			6,247,000	5,934,000	7,988,000	9,237,000
Depreciation			107,000	112,000	146,000	128,000
Amortization of debt issuance costs			118,000	151,000	220,000	264,000
Deferred Income Tax Expense (Benefit)			(1,598,000)	(1,739,000)	(2,317,000)	(1,712,000)
Equity-based compensation			382,000	547,000	657,000	776,000
Increase (Decrease) in Operating Capital [Abstract]
Accounts receivable			8,121,000	13,006,000	(4,410,000)	(5,673,000)
Income taxes recoverable			86,000	(868,000)	377,000	(509,000)
Prepaid expenses and other assets			(986,000)	231,000	89,000	269,000
Accounts payable			(4,291,000)	(2,393,000)	1,643,000	656,000
Accrued expenses and other liabilities			(6,058,000)	(1,123,000)	6,119,000	2,743,000
Net cash used in operating activities			8,285,000	13,093,000	17,366,000	11,821,000
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capitalized software development costs			(1,588,000)	(1,823,000)	(2,154,000)	(1,587,000)
Purchase of property and equipment			(143,000)	(105,000)	(116,000)	(171,000)
Net cash used in investing activities			(1,731,000)	(1,928,000)	(2,270,000)	(1,758,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Cash received for exercised options			18,000	33,000	101,000	3,000
Proceeds from SAFE notes			1,225,000	1,150,000	1,250,000	0
Net cash provided by financing activities			(576,000)	(1,867,000)	(5,420,000)	(6,730,000)
Net increase in cash and cash equivalents			5,978,000	9,298,000	9,676,000	3,333,000
Cash at the beginning of the period			16,767,000	7,091,000	7,091,000	3,758,000
Cash at the end of the period	$ 16,767,000	$ 22,745,000	22,745,000	16,389,000	16,767,000	7,091,000
Non-Cash investing and financing activities:
Capitalized software and property and equipment, net included in accounts payable			9,000	62,000	3,000	12,000
Cash and Cash Equivalents, at Carrying Value	16,717,000	22,640,000	22,640,000	16,277,000	16,717,000	6,818,000
Restricted Cash, Current	50,000	105,000	105,000	112,000	50,000	273,000
Supplemental Cash Flow Information [Abstract]
Cash paid during the year for interest			1,732,000	2,478,000	3,131,000	3,951,000
Cash paid during the year for income taxes			7,614,000	1,182,000	1,416,000	4,124,000
Term Loans [Member]
Net Cash Provided by (Used in) Financing Activities [Abstract]
Payment of term loan			(1,819,000)	$ (3,050,000)	(6,771,000)	$ (6,733,000)
Mcap Acquisition Corp [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	(18,950)		(2,896,263)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned in Trust Account		(4,070)	(20,386)
Change in fair value of warrant liability		4,100,000	772,251
Transaction costs allocable to warrant liability			832,378
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses			(632,384)
Accounts payable and accrued expenses	15,450		530,385
Net cash used in operating activities	(3,500)		(1,414,019)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash in Trust Account			(316,250,000)
Net cash used in investing activities			(316,250,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from sale of Units, net of underwriting discounts paid	25,000		309,925,000
Proceeds from promissory note - related party	100,000		150,000
Proceeds from sale of Private Placement Warrants			8,975,000
Repayment of promissory note - related party			(250,000)
Payments of deferred offering costs	(96,500)		(363,379)
Net cash provided by financing activities	28,500		318,436,621
Net increase in cash and cash equivalents	25,000		772,602
Cash at the beginning of the period	0		25,000
Cash at the end of the period	25,000	797,602	797,602		25,000
Non-Cash investing and financing activities:
Initial classification of Class A common stock shares subject to possible redemption			302,376,840
Change in value of class A common stock shares subject to possible redemption			4,070
Deferred underwriting fee payable			11,068,750
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities			22,818,749
Deferred Offering Costs Included In Accounts Payable	50,134
Cash and Cash Equivalents, at Carrying Value	$ 25,000	$ 797,602	$ 797,602		$ 25,000